Fair Value Measurements - Summary of Plan Investments with Reported NAV (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 1,141,150,487	$ 1,022,065,904
Collective Trust Funds | Fair Value Measured at NAV Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 677,085,896	$ 612,982,020
Redemption Frequency	Immediate	Immediate
Redemption Notice Period	None	None